Memorandum items (Tables)	12 Months Ended
Dec. 31, 2022
Memorandum items
Schedule of contingent liabilities and commitments

	2022	2021
	£m	£m
Guarantees	3,150	2,055
Other contingent liabilities	1,855	2,004
Standby facilities, credit lines and other commitments	121,576	121,308
Contingent liabilities and commitments	126,581	125,367

Schedule of contractual obligations for future expenditure

	2022	2021
	£m	£m
Capital expenditure on property, plant and equipment	8	16
Contracts to purchase goods or services (1)	677	682
	685	698

(1)	Of which due within 1 year: £321 million (2021 - £301 million).